Stock-Based Awards	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Awards

9. Stock-Based Awards

2018 Stock Incentive Plan

The Company’s 2018 Stock Incentive Plan (the “2018 Plan”) provided for the Company to sell or issue incentive stock options or nonqualified stock options, restricted stock, and other equity awards to employees, directors and consultants of the Company. The 2018 Plan was administered by the board of directors or, at the discretion of the board of directors, by a committee of the board of directors. The exercise prices, vesting and other restrictions were determined at the discretion of the board of directors, or its committee if so delegated.

The total number of shares of common stock authorized under the 2018 Plan was 8,267,252 shares, of which 1,928,487 shares remained available for future issuance prior to the effectiveness of the Company’s 2020 Stock Option and Incentive Plan (the “2020 Plan”). Upon the effectiveness of the 2020 Plan, the Company ceased granting awards under the 2018 Plan, and the 1,928,487 shares of common stock remaining under the 2018 Plan became available for future issuance under the 2020 Plan.

2020 Stock Incentive Plan

In August 2020 the Company’s board of directors adopted and the Company’s stockholders approved the 2020 Plan (together with the 2018 Plan, the “Plans”), which became effective on September 16, 2020. The 2020 Plan provides for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock units and other stock-based awards to employees, directors, consultants and advisors of the Company. The 2020 Plan is administered by the Company’s board of directors or by a committee appointed by the board of directors. Upon the effectiveness of the 2020 Plan, the Company ceased granting awards under the 2018 Plan. The number of shares initially reserved for issuance under the 2020 Plan was 4,884,233. The number of shares of common stock reserved for issuance under the 2020 Plan will automatically increase on the first day of each fiscal year, beginning with the fiscal year commencing on January 1, 2021 and continuing for each fiscal year until, and including the fiscal year commencing on, January 1, 2030, in an amount equal to the lower of (1) 5% of the shares of common stock outstanding on such date and (2) an amount determined by the Company’s board of directors.

As of September 30, 2020, 3,061,794 shares remained available for future issuance under the 2020 Plan. Shares that are expired, terminated, surrendered or canceled without having been fully exercised under the 2018 Plan and the 2020 Plan will be available for future awards under the 2020 Plan.

2020 Employee Stock Purchase Plan

In August 2020 the Company’s board of directors adopted and the Company’s stockholders approved the 2020 Employee Stock Purchase Plan (the “2020 ESPP”), which became effective September 16, 2020. The 2020 ESPP is administered by the Company’s board of directors or by a committee appointed by the board of directors. The 2020 ESPP initially provides participating employees with the opportunity to purchase up to an aggregate of 488,414 shares of common stock. The number of shares of common stock reserved for issuance under the 2020 ESPP will automatically increase on the first day of each fiscal year, beginning with the fiscal year commencing on January 1, 2021 and continuing for each fiscal year until, and including the fiscal year commencing on, January 1, 2030, in an amount equal to the lowest of (1) 1,953,656 shares of common stock, (2) 1% of the shares of common stock outstanding on such date, and (3) an amount determined by the board of directors. As of September 30, 2020, no offering periods have commenced under the 2020 ESPP and 488,414 shares remain available for issuance.

Stock option valuation

The Company typically grants stock options at exercise prices deemed by the Board to be equal to the fair value of the common stock at the time of grant. In the periods prior to the IPO, the fair value of the common stock was determined by the Board at each measurement date based on a variety of different factors, including the results obtained from independent third-party appraisals, the Company’s financial position and historical financial performance, the status of development of the Company’s programs, the current climate in the marketplace, the illiquid nature of the common stock, the effect of the rights and preferences of the preferred stockholders, and the prospects of a liquidity event, among others. In the periods following the IPO, the fair value is determined based upon the quoted price of the Company’s common stock on Nasdaq.

The fair value of stock option grants is estimated using the Black-Scholes option-pricing model. The Company historically has been a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. For options with service-based vesting conditions, the expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

The assumptions that the Company used to determine the grant-date fair value of options granted were as follows:

	Nine Months Ended September 30,
	2020	2019
Expected volatility	75%	74%
Risk-free interest rate	0.31% —1.67%	1.46% —2.50%
Expected term (in years)	6	6
Expected dividend yield	—	—

Stock option activity

A summary of the Company’s stock option activity and related information for the nine months ended September 30, 2020 is as follows:

(in thousands, except share and per share data)	Options	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2020	311,303	$0.93	9.5	$30
Granted	6,167,369	6.94
Exercised	(30,409)	0.82		589
Canceled	(110,484)	1.04

Outstanding as of September 30, 2020	6,337,779	$6.78	9.7	$84,984

Options exercisable as of September 30, 2020	82,768	$0.97	8.9	$1,591
Options vested or expected to vest as of September 30, 2020	6,337,779	$6.78	9.7	$84,984

The weighted-average grant date fair value of the options granted during the nine months ended September 30, 2020 was $4.27 per share. As of September 30, 2020 there was $25.0 million of unrecognized compensation expense, which the Company expects to recognize over a weighted-average period of 3.67 years.

Restricted stock units

A restricted stock unit (“RSU”) represents the right to receive one share of common stock upon vesting of the RSU. The Company grants RSUs with service conditions that vest in four equal annual installments provided that the employee remains employed with the Company. The Company also grants RSUs with performance conditions that vest upon the achievement of specified milestones. The fair value of each RSU is based on the closing price of the Company’s common stock on the date of grant. A summary of the Company’s RSU activity and related information for the 2020 Plan for the nine months ended September 30, 2020 is as follows:

	Number of Shares Underlying RSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2020	—	$—
Granted	375,137	23.90
Vested	—	—
Forfeited	—	—

Unvested as of September 30, 2020	375,137	$23.90

As of September 30, 2020, there was $8.7 million of unrecognized compensation costs related to unvested RSUs, which are expected to be recognized over a weighted-average period of 3.96 years.

Restricted common stock

During the year ended December 31, 2018, the Company granted restricted common stock with service-based vesting conditions. Shares of unvested restricted common stock may not be sold or transferred by the holder. These restrictions lapse according to the time-based vesting conditions of each award. The aggregate grant date fair value of these awards was immaterial. The following table summarizes the Company’s restricted common stock award activity for the nine months ended September 30, 2020:

Number of Restricted Shares
Issued and unvested as of January 1, 2020	652,482
Vested	(211,614)

Issued and unvested as of September 30, 2020	440,868

The Company recorded stock-based compensation expense in the following expense categories of its statements of operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2020	2019	2020	2019
Research and development	$929	$3	$984	$4
General and administrative	1,306	4	1,392	8

Total	$2,235	$7	$2,376	$12

10. Stock-based compensation

2018 Stock incentive plan

During 2018, the Company adopted the 2018 Stock Incentive Plan (the “2018 Plan”). The 2018 Plan, as amended, provided for the issuance of up to 1,968,528 shares of common stock as of December 31, 2019 to employees, officers, directors, consultants, and advisors in the form of nonqualified and incentive stock options, restricted stock awards, and other stock-based awards. Options typically vest over four years and have a maximum term of 10 years. There were no awards granted during the year ended December 31, 2018. At December 31, 2019, there were 528,593 shares of common stock available for issuance under the 2018 Plan.

Stock option valuation

The Company typically grants stock options to employees and nonemployees at exercise prices deemed to be equal to the fair value of the common stock at the time of grant. The fair value of the common stock has been determined by the Board at each measurement date based on a variety of different factors, including the results obtained from independent third-party appraisals, the Company’s financial position and historical financial performance, the status of development of the Company’s programs, the current climate in the marketplace, the illiquid nature of the common stock, the effect of the rights and preferences of the holders of Series A Preferred Stock, and the prospects of a liquidity event, among others.

The Company utilized the Black-Scholes option-pricing model to estimate the fair value of stock options awarded. The Black-Scholes option-pricing model requires several key assumptions. The assumptions that the Company used to determine the grant date fair value of options granted were as follows:

Year ended December 31, 2019
Expected volatility	74%
Risk-free interest rate	1.46% — 2.50%
Expected term (in years)	6
Expected dividend yield	—

The risk-free interest rates are based on rates associated with U.S. Treasury issues approximating the expected life of the stock options. The expected term of options granted to employees was determined using the simplified method, which represents the midpoint of the contractual term of the option and the weighted-average vesting period of the option. The Company uses the simplified method because it does not have sufficient historical option exercise data to provide a reasonable basis upon which to estimate the expected term. The expected dividend-yield assumption was based on the Company’s expectation of no future dividend payments. The expected volatility of the underlying stock was based on the average historical volatility of comparable publicly traded companies based on weekly price returns as reported by a pricing service, as the Company does not have a trading history for its stock.

The weighted-average grant date fair value of the options granted during the year ended December 31, 2019 was $0.62 per share. As of December 31, 2019, there was $0.2 million of unrecognized compensation expense which will be recognized over a weighted-average period of 3.4 years.

The following table summarizes the option activity under the 2018 Plan for the periods presented:

(in thousands, except share and per share data)	Options	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding January 1, 2019	—	$—	—	$—
Granted	314,317	0.93
Exercised	—	—
Canceled	(3,014)	0.73

Outstanding December 31, 2019	311,303	$0.93	9.5	$30

Options exercisable—December 31, 2019	—	$—	—	$—
Options vested or expected to vest—December 31, 2019	311,303	$0.93	9.5	$30

Restricted common stock

During the year ended December 31, 2018, the Company granted restricted common stock with service-based vesting conditions. Shares of unvested restricted common stock may not be sold or transferred by the holder. These restrictions lapse according to the time-based vesting conditions of each award. The grant date fair value of these shares was immaterial. The following table summarizes the Company’s restricted common stock award activity for the year ended December 31, 2019:

Number of restricted shares
Issued and unvested as of January 1, 2019	1,141,736
Vested	(476,131)
Forfeited	(13,123)

Issued and unvested as of December 31, 2019	652,482

The Company recorded stock-based compensation expense in the following expense categories of its statements of operations:

(in thousands)	Year ended December 31,
	2018	2019

Research and development	$—	$13
General and administrative	1	13

Total	$1	$26